Interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Interest Expense

	2017	2016	2015
	RMB million	RMB million	RMB million
Interest on borrowings	1,628	1,444	1,320
Interest relating to obligations under finance leases	2,009	1,598	1,248
Interest relating to provision for early retirement benefits (Note 45)	1	1	2

Total interest expense on financial liabilities not at fair value through profit or loss	3,638	3,043	2,570
Less: interest expense capitalized (Note)	(908)	(624)	(382)

	2,730	2,419	2,188
Interest rate swaps: cash flow hedge, reclassified from equity (Note 18)	17	46	—

	2,747	2,465	2,188

Note:

The weighted average interest rate used for interest capitalization was 3.32% per annum in 2017 (2016: 3.22%; 2015: 2.77%).